Summary of Significant Accounting Policies - Non-controlling Interests (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		$ 110,953	$ (11,174)	$ 173,915
Net income (loss) attributable to the shareholders of Teekay Corporation		78,407	7,806	(82,933)
Net income (loss)		189,360	(3,368)	90,982
Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		109,153	(49,776)	138,258
Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		872	12,900	9,955
Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		928	25,702	25,702
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		172,857	(174,787)	105,455
Net income (loss) attributable to the shareholders of Teekay Corporation		56,231	(67,585)	(18,138)
Net income (loss)		229,088	(242,372)	87,317
Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, , Realized Gain Loss on Sale of Vessels Previously Deferred		10,600	(1,800)	43,200
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		172,857	(174,787)	105,455
Net income (loss) attributable to the shareholders of Teekay Corporation		56,231	(67,585)	(18,138)
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		24	(5)	(13)
Other Entities and Eliminations | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		24	(5)	(13)
Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		(61,928)	163,618	68,473
Net income (loss) attributable to the shareholders of Teekay Corporation		100,364	91,930	28,839
Net income (loss)		38,436	255,548	97,312
Disposal Group, Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred	$ 84,800
Seapeak | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		(63,728)	125,016	32,816
Net income (loss) attributable to the shareholders of Teekay Corporation		100,364	91,930	28,839
Seapeak | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		872	12,900	9,955
Seapeak | Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests		$ 928	$ 25,702	$ 25,702
Preferred Unitholders | Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%